REGULATORY CAPITAL REQUIREMENTS (Tables)	12 Months Ended
Sep. 30, 2013
Banking And Thrift [Abstract]
Summary of Relationship Between Bank's Capital and Regulatory Requirements

The following tables summarize the relationship between the Bank’s capital and regulatory requirements. Dollar amounts are expressed in thousands.

	September 30,
	2013	2012
GAAP capital (Bank only)	$200,221	175,352
Adjustment for regulatory capital:
Intangible assets	(2,271)	(2,371)
Reverse the effect of ASC 320-10	1,300	(2,269)

Tangible capital	199,250	170,712
Qualifying intangible assets	—	—

Tier 1 capital (core capital)	199,250	170,712
Qualifying valuation allowance	10,586	12,814

Risk-based capital	$209,836	183,526

Summary of Regulatory Capital Requirements
As of September 30, 2013
	Actual		Minimum Required For Capital Adequacy		Minimum Required To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total risk based capital to risk-weighted assets	$209,836	25.1%	66,968	≥8%	83,710	≥10%
Tier 1 capital to adjusted tangible assets	199,250	17.7%	44,978	≥4%	56,223	≥5%
Tangible capital to tangible assets	199,250	17.7%	16,867	≥1.5%	—	—
Tier 1 capital to risk-weighted assets	199,250	23.8%	—	—	50,226	≥6%

	As of September 30, 2012
	Actual		Minimum Required For Capital Adequacy		Minimum Required To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total risk based capital to risk-weighted assets	$183,526	18.2%	80,565	≥8%	100,707	≥10%
Tier 1 capital to adjusted tangible assets	170,712	14.1%	48,581	≥4%	60,726	≥5%
Tangible capital to tangible assets	170,712	14.1%	18,218	≥1.5%	—	—
Tier 1 capital to risk-weighted assets	170,712	17.0%	—	—	60,424	≥6%